Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

As of December 31, 2024 and 2023, property and equipment, net, consisted of the following:

	As of December 31,
	2024	2023
Furniture and fixture	$117,710	$117,059
Office equipment	27,671	27,518
Motor vehicle	82,793	82,335
Less: accumulated depreciation	(227,149)	(224,684)
Total property and equipment, net	$1,025	$2,228